UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  747 Third Avenue
          3rd Floor
          New York, NY  10017

13F File Number: 28-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Coneely
Title:  Chief Financial Officer of the Funds
Phone:  (212) 821-1485

Signature, Place and Date of Signing:


/s/ Christopher Coneely             New York, NY            May 14, 2003

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            None
                                              ----

Form 13F Information Table Entry Total:        44
                                              ----

Form 13F Information Table Value Total:       $677,531
                                              --------
                                              (thousands)

List of Other Included Managers:  NONE


                                                   FORM 13F INFORMATION TABLE
          Column 1            Column 2     Column 3     Column 4          Column 5         Column 6  Column 7      Column 8

                                                                                            Invst
                                                                                            ment    Other
                                                      Market Value    Shares/    Sh/  Put/  Discre- Man-        Voting Authority
     Name of Issuer        Title of Class    CUSIP     (x $1000)      Prn Amt.   Prn  Call  tion    agers     Sole     Shared  None
----------------------------------------------------------------------------------------------------------------------------------
Advanced PCS                Common Stock   00790K109        11,186      394,700  SH         Sole    None     394,700     0      0
Aetna Inc.                  Common Stock   00817Y108        12,029      244,000  SH         Sole    None     244,000     0      0
Agere Systems Inc.          Common Stock   00845V100         9,227    5,767,000  SH         Sole    None   5,767,000     0      0
Agile Software              Common Stock   00846X105         1,484      231,100  SH         Sole    None     231,100     0      0
AK Steel Holding Corp.      Common Stock   001547108         4,624    1,422,900  SH         Sole    None   1,422,900     0      0
Apria Healthcare            Common Stock   037933108        19,919      852,700  SH         Sole    None     852,700     0      0
Ashland Inc.                Common Stock   044204105        34,085    1,148,800  SH         Sole    None   1,148,800     0      0
Boeing Company              Common Stock   097023105        11,227      448,000  SH         Sole    None     448,000     0      0
Boise Cascade Corp.         Common Stock   097383103        12,616      577,400  SH         Sole    None     577,400     0      0
Brunswick Corp.             Common Stock   117043109        30,609    1,611,000  SH         Sole    None   1,611,000     0      0
Capital One Financial       Common Stock   14040h105         6,476      215,800  SH         Sole    None     215,800     0      0
Cendant Corp.               Common Stock   151313103        13,335    1,050,000  SH         Sole    None   1,050,000     0      0
CIT Group Inc.              Common Stock   125581108        17,061    1,011,900  SH         Sole    None   1,011,900     0      0
Citigroup Inc.              Common Stock   172967101        11,524      334,500  SH         Sole    None     334,500     0      0
Commscope, Inc.             Common Stock   203372107         8,930    1,190,700  SH         Sole    None   1,190,700     0      0
Computer Associates         Common Stock   204912109        17,208    1,259,700  SH         Sole    None   1,259,700     0      0
Crane Corp.                 Common Stock   224399105         5,975      343,000  SH         Sole    None     343,000     0      0
Enterasys Networks Inc.     Common Stock   293637104        31,049   16,783,300  SH         Sole    None  16,783,300     0      0
Federated Dept Stores       Common Stock   31410H101        17,597      628,000  SH         Sole    None     628,000     0      0
Fleet Boston Financial      Common Stock   339030108        11,782      493,400  SH         Sole    None     493,400     0      0
Freddie Mac                 Common Stock   313400301         4,965       93,500  SH         Sole    None      93,500     0      0
Georgia Pacific Corp.       Common Stock   373298108        21,863    1,572,900  SH         Sole    None   1,572,900     0      0
Global Santa Fe Corp.       Common Stock   G3930E101        14,563      705,239  SH         Sole    None     705,239     0      0
Handleman Company           Common Stock   410252100        29,634    2,015,900  SH         Sole    None   2,015,900     0      0
Inamed Corp.                Common Stock   453235103        29,471      823,900  SH         Sole    None     823,900     0      0
Interstate Bakeries         Common Stock   46072h108         9,070      863,800  SH         Sole    None     863,800     0      0
Jones Apparel               Common Stock   480074103         9,601      350,000  SH         Sole    None     350,000     0      0
Kellwood Company            Common Stock   488044108        30,257    1,045,500  SH         Sole    None   1,045,500     0      0
Moore Ltd.                  Common Stock   615785102        32,350    3,089,800  SH         Sole    None   3,089,800     0      0
Ocean Energy Corp.          Common Stock   67481E106         9,712      485,600  SH         Sole    None     485,600     0      0
P G & E Corp.               Common Stock   69331C108        23,733    1,764,500  SH         Sole    None   1,764,500     0      0
Pioneer Stand. Elec.        Common Stock   723877106         9,545    1,130,900  SH         Sole    None   1,130,900     0      0
Polo Ralph Lauren Corp.     Common Stock   731572103        20,775      907,200  SH         Sole    None     907,200     0      0
Pope & Talbot Co.           Common Stock   732827100         3,596      286,500  SH         Sole    None     286,500     0      0
Preacis Pharmaceuticals     Common Stock   739421105         7,506    1,876,400  SH         Sole    None   1,876,400     0      0
Reliant Resources, Inc.     Common Stock   75952B105         5,556    1,560,700  SH         Sole    None   1,560,700     0      0
Sappi Ltd. ADRs             Common Stock   803069202        19,973    1,674,200  SH         Sole    None   1,674,200     0      0
Saxon Capital Inc.          Common Stock   80556P302        13,255      995,900  SH         Sole    None     995,900     0      0
Solectron Corp.             Common Stock   834182107        14,769    4,890,300  SH         Sole    None   4,890,300     0      0
Sunrise Assisted Living     Common Stock   867868k106          526       21,900  SH         Sole    None      21,900     0      0
Tenet Healthcare Corp.      Common Stock   88033G100        30,928    1,852,000  SH         Sole    None   1,852,000     0      0
Travelers Property  Cl A    Common Stock   89420G109        13,607      965,741  SH         Sole    None     965,741     0      0
Universal Corporation       Common Stock   913456109        16,067      425,500  SH         Sole    None     425,500     0      0
Washington Group Int'l.     Common Stock   938862208        18,266    1,041,400  SH         Sole    None   1,041,400     0      0

                                                          --------
                                                           677,531
                                                          ========

03563.0004 #404064